SHARE CAPITAL (Details 1) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Share capital [Line Items]
Share-based payment expenses		$ 5.1	$ 8.3
Stock Options [Member]
Share capital [Line Items]
Share-based payment expenses	[1]	2.6	3.6
Performance Share Units [Member]
Share capital [Line Items]
Share-based payment expenses	[2]	1.4	3.5
Restricted Share Unit [Member]
Share capital [Line Items]
Share-based payment expenses	[3],[4]	1.2	2.7
Deferred Share Units [Member]
Share capital [Line Items]
Share-based payment expenses	[5]	1.0	0.7
Common Shares Under First Nations Agreement [Member]
Share capital [Line Items]
Share-based payment expenses	[6]	$ 2.1	$ 0.0

[1]	Stock options
[2]	Performance share units
[3]	For the year ended December 31, 2017, $1.1 million (2016 - $2.2 million) of restricted share unit expense and $2.1 million (2016 – nil) of common shares issued under First Nations agreements expense was recognized in operating expenses.
[4]	Restricted share units
[5]	Deferred share units
[6]	For the years ended December 31, 2017 and 2016, common shares issued under First Nations agreements prior to the commencement of commercial production at Rainy River have been capitalized to mining interests.